Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000121984 [Member]
Shareholder Report [Line Items]
Fund Name	Riverbridge Growth Fund
Class Name	Investor Class
Trading Symbol	RIVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Riverbridge Growth Fund (“Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverbridge.com/growth-fund/. You can also request this information by contacting us at (888) 447-4470.
Additional Information Phone Number	(888) 447-4470
Additional Information Website	https://riverbridge.com/growth-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverbridge Growth Fund (Investor Class/RIVRX)	$121	1.21%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 1-year period ended November 30, 2025, the Riverbridge Growth Fund Investor Class returned 0.13%. The Fund lagged the Russell 3000 Growth index, which appreciated 19.36% and the S&P 500 index, which rose 15.00%. The Fund’s relative underperformance during this time period reflects a market environment dominated by renewed enthusiasm for companies tied to the Generative AI buildout.
 The Fund has longstanding investments in many of the leading companies involved in the proliferation of AI. However, the Fund is underweight the Magnificent 7 and other AI infrastructure players, both because we remain disciplined in ensuring the Fund is not overly concentrated around a single theme and because the Fund is truly all cap, with a substantial weight in small and mid-cap franchises we believe are positioned for earnings growth and high returns on invested capital. Over the past year, investor preference skewed towards large cap AI leaders and more speculative small and mid-cap companies, leaving our high quality, profitable small and mid-cap franchises out of favor.
 As always, the Riverbridge Investment Team adhered to our investment style, focusing on high quality, well-managed companies which we believe can sustainably increase their earnings power, regardless of overall economic conditions. Our performance goal remains to outperform the benchmarks over an entire market cycle (defined as market peak to peak, or market trough to trough).
TOP PERFORMANCE CONTRIBUTORS
- The Fund’s security selection within the Consumer Discretionary sector was a positive contributor to performance. Specialty Retailer Five Below, Inc. (FIVE) was a strong performer as the company demonstrated progress on its turnaround after a turbulent 2024.
- The Fund’s underweight to the Consumer Staples, Energy, Financials, and Materials sectors, which lagged the broader market, contributed to relative performance.
TOP PERFORMANCE DETRACTORS
- The Fund’s security selection in the Information Technology sector was a detractor from relative performance. The primary headwinds were the Fund’s holdings in the IT Services and Software industries along with the strong performance of a handful of companies in the Semiconductor & Semiconductor Equipment industry that the Fund does not hold.
- The Fund’s security selection and an overweight in the Industrials sector was a detractor from relative performance. The primary headwinds were the Fund’s overweight to the Commercial Services & Supplies and the Professional Services industries, which broadly underperformed.
- The Fund’s investments in the Health Care sector detracted from relative performance. The primary headwinds were the Fund’s holdings in the Health Care Providers & Services and Life Sciences Tools & Services industries.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Riverbridge Growth Fund (Investor Class/RIVRX)	0.13%	5.32%	12.01%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 3000 Growth Index	19.36%	15.82%	17.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://riverbridge.com/growth-fund/ for the most recent performance information.
Net Assets	$ 173,551,927
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,300,388
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$173,551,927
Total number of portfolio holdings	46
Total advisory fees paid (net)	$1,300,388
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corp.	9.1%
Microsoft Corp.	7.8%
HEICO Corp.	5.0%
Amazon.com, Inc.	4.8%
Analog Devices, Inc.	3.0%
Fastenal Co.	3.0%
Alphabet, Inc. - Class C	2.8%
Alphabet, Inc. - Class A	2.8%
ServiceNow, Inc.	2.7%
Veeva Systems, Inc. - Class A	2.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.1%
Microsoft Corp.	7.8%
HEICO Corp.	5.0%
Amazon.com, Inc.	4.8%
Analog Devices, Inc.	3.0%
Fastenal Co.	3.0%
Alphabet, Inc. - Class C	2.8%
Alphabet, Inc. - Class A	2.8%
ServiceNow, Inc.	2.7%
Veeva Systems, Inc. - Class A	2.6%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000121983 [Member]
Shareholder Report [Line Items]
Fund Name	Riverbridge Growth Fund
Class Name	Institutional Class
Trading Symbol	RIVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Riverbridge Growth Fund (“Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverbridge.com/growth-fund/. You can also request this information by contacting us at (888) 447-4470.
Additional Information Phone Number	(888) 447-4470
Additional Information Website	https://riverbridge.com/growth-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverbridge Growth Fund (Institutional Class/RIVBX)	$96	0.96%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 1-year period ended November 30, 2025, the Riverbridge Growth Fund Institutional Class returned 0.37%. The Fund lagged the Russell 3000 Growth index, which appreciated 19.36% and the S&P 500 index, which rose 15.00%. The Fund’s relative underperformance during this time period reflects a market environment dominated by renewed enthusiasm for companies tied to the Generative AI buildout.
 The Fund has longstanding investments in many of the leading companies involved in the proliferation of AI. However, the Fund is underweight the Magnificent 7 and other AI infrastructure players, both because we remain disciplined in ensuring the Fund is not overly concentrated around a single theme and because the Fund is truly all cap, with a substantial weight in small and mid-cap franchises we believe are positioned for earnings growth and high returns on invested capital. Over the past year, investor preference skewed towards large cap AI leaders and more speculative small and mid-cap companies, leaving our high quality, profitable small and mid-cap franchises out of favor.
 As always, the Riverbridge Investment Team adhered to our investment style, focusing on high quality, well-managed companies which we believe can sustainably increase their earnings power, regardless of overall economic conditions. Our performance goal remains to outperform the benchmarks over an entire market cycle (defined as market peak to peak, or market trough to trough).
TOP PERFORMANCE CONTRIBUTORS
- The Fund’s security selection within the Consumer Discretionary sector was a positive contributor to performance. Specialty Retailer Five Below, Inc. (FIVE) was a strong performer as the company demonstrated progress on its turnaround after a turbulent 2024.
- The Fund’s underweight to the Consumer Staples, Energy, Financials, and Materials sectors, which lagged the broader market, contributed to relative performance.
TOP PERFORMANCE DETRACTORS
- The Fund’s security selection in the Information Technology sector was a detractor from relative performance. The primary headwinds were the Fund’s holdings in the IT Services and Software industries along with the strong performance of a handful of companies in the Semiconductor & Semiconductor Equipment industry that the Fund does not hold.
- The Fund’s security selection and an overweight in the Industrials sector was a detractor from relative performance. The primary headwinds were the Fund’s overweight to the Commercial Services & Supplies and the Professional Services industries, which broadly underperformed.
- The Fund’s investments in the Health Care sector detracted from relative performance. The primary headwinds were the Fund’s holdings in the Health Care Providers & Services and Life Sciences Tools & Services industries.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Riverbridge Growth Fund (Institutional Class/RIVBX)	0.37%	5.58%	12.26%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 3000 Growth Index	19.36%	15.82%	17.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://riverbridge.com/growth-fund/ for the most recent performance information.
Net Assets	$ 173,551,927
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,300,388
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$173,551,927
Total number of portfolio holdings	46
Total advisory fees paid (net)	$1,300,388
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corp.	9.1%
Microsoft Corp.	7.8%
HEICO Corp.	5.0%
Amazon.com, Inc.	4.8%
Analog Devices, Inc.	3.0%
Fastenal Co.	3.0%
Alphabet, Inc. - Class C	2.8%
Alphabet, Inc. - Class A	2.8%
ServiceNow, Inc.	2.7%
Veeva Systems, Inc. - Class A	2.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.1%
Microsoft Corp.	7.8%
HEICO Corp.	5.0%
Amazon.com, Inc.	4.8%
Analog Devices, Inc.	3.0%
Fastenal Co.	3.0%
Alphabet, Inc. - Class C	2.8%
Alphabet, Inc. - Class A	2.8%
ServiceNow, Inc.	2.7%
Veeva Systems, Inc. - Class A	2.6%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.